Other financial assets	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Other financial assets
9
. Other financial assets
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2021	2022
Financial assets measured at amortized cost
Time deposits	2,566,221	505,695
Other	554,997	680,199
Financial assets measured at fair value through profit or loss
Public and corporate bonds	59,600	159,186
Stocks	317,101	149,890
Derivatives	282,364	419,173
Other	489,824	465,801
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	6,075,498	6,302,719
Stocks	2,945,780	3,332,209
Other	7,986	9,644

Total	13,299,371	12,024,515

Current assets	4,215,457	2,507,248
Non-current assets	9,083,914	9,517,267

Total	13,299,371	12,024,515

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance
by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.
Public and corporate bonds included in financial assets measured at fair value through other comprehensive income include securities loaned of ¥1,757,903 million and ¥2,198,396 million as of March 31, 2021 and 2022, respectively.

Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2021 and 2022 are as follows:

	Yen in millions
	March 31,
Issue	2021	2022
KDDI CORPORATION	1,075,517	1,268,762
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	229,564	286,385
MS&AD Insurance Group Holdings, Inc.	173,171	209,318
HO TAI MOTOR CO., LTD.	126,049	142,002
Mitsubishi UFJ Financial Group, Inc.	105,256	134,248
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022
Total fair value	40,903	66,906
Accumulated other comprehensive income, net	17,323	27,861